CAPITAL STOCK - Disclosure of detailed information about restricted share units (Details) - Share	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units, beginning of period	1,219,500	1,076,000
Granted	520,000	470,000
Vested	(241,750)
Expired/Cancelled	(77,750)
Restricted share units, end of period	1,420,000	1,219,500
December 31, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units, beginning of period	312,500
Granted	0
Vested	(234,750)
Expired/Cancelled	(77,750)
Restricted share units, end of period	0	312,500
November 18, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units, beginning of period	7,000
Granted	0
Vested	(7,000)
Expired/Cancelled	0
Restricted share units, end of period	0	7,000
December 31, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units, beginning of period	430,000
Granted	0
Vested	0
Expired/Cancelled	0
Restricted share units, end of period	430,000	430,000
December 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units, beginning of period	470,000
Granted	0
Vested	0
Expired/Cancelled	0
Restricted share units, end of period	470,000	470,000
December 31, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units, beginning of period	0
Granted	520,000
Vested	0
Expired/Cancelled	0
Restricted share units, end of period	520,000	0